Acquisitions of Real Estate (Consideration for the Sacramento Facility and the Final Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Buildings	$ 52,439
Land	1,481
Total purchase price	63,250
Buildings, Weighted average useful life	40 years
Original Sacramento Facility [Member]
Business Acquisition [Line Items]
Buildings	52,753
Land	1,485
Total purchase price	63,250
Adjustment [Member]
Business Acquisition [Line Items]
Buildings	(314)
Land	(4)
Tenant Relationship [Member]
Business Acquisition [Line Items]
Intangible assets	5,366
Intangible assets, Weighted average useful life	4 years
Tenant Relationship [Member] | Original Sacramento Facility [Member]
Business Acquisition [Line Items]
Intangible assets	5,029
Tenant Relationship [Member] | Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets	337
In Place Leases [Member]
Business Acquisition [Line Items]
Intangible assets	3,964
Intangible assets, Weighted average useful life	2 years
In Place Leases [Member] | Original Sacramento Facility [Member]
Business Acquisition [Line Items]
Intangible assets	3,202
In Place Leases [Member] | Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets	762
Above (Below) Market Leases [Member]
Business Acquisition [Line Items]
Intangible assets, Weighted average useful life	1 year
Above (Below) Market Leases [Member] | Original Sacramento Facility [Member]
Business Acquisition [Line Items]
Intangible assets	781
Above (Below) Market Leases [Member] | Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets	$ (781)